Significant accounting policies	6 Months Ended
Jun. 30, 2024
Significant accounting policies
Significant accounting policies

Note 2

Significant accounting policies

2.1. Basis for preparation

The interim condensed consolidated financial statements for the six months ended 30 June 2024 have been prepared in accordance with IAS 34 Interim Financial Reporting as issued by the International Accounting Standards Board (IASB) and as endorsed by the EU and additional Danish disclosure requirements for interim reports of listed companies.

The interim condensed consolidated financial statements do not include all the information and disclosures required in the annual consolidated financial statements and should be read in conjunction with the Group’s annual consolidated financial statements as of 31 December 2023.

The accounting policies, judgements and estimates are consistent with those applied in the annual report for 2023. For a complete description of accounting policies, see Note 2 to the consolidated financial statements for 2023.

The interim condensed consolidated financial statements are presented in euros and all values are rounded to the nearest thousand (€000), except when otherwise indicated.

Comparative figures

Consolidated figures for the six months ended 30 June 2023 comprised the Parent Company, Cadeler A/S, Wind Osprey Ltd. and Wind Orca Ltd. In December 2023, Cadeler and Eneti merged, and from this point in time the consolidated figures comprised the Parent Company, Cadeler A/S and its subsidiaries (which are wholly owned by the Group). Therefore the activity of the Group is not fully comparable between H1 2024 and H1 2023. There have been no changes to the subsidiaries of Cadeler A/S in 2024 to date. For more information, please refer to Note 28 to the consolidated financial statements in the Annual Report 2023.

Going concern assessment

The interim condensed consolidated financial statements for the six months ended 30 June 2024 have been prepared in accordance with IAS 34 Interim Financial Reporting. The Group has prepared the financial statements on the basis that it will continue to operate as a going concern. The Board of Directors, the Audit Committee and the Executive Management consider that there are no material uncertainties that may cast significant doubt over this assumption. They have formed a judgement that there is a reasonable expectation that the Group has adequate resources to continue in operational existence for the foreseeable future, and not less than 12 months from the end of the reporting period.

2.2. New standards and interpretations

The Group has adopted standards and interpretations effective as of 1 January 2024. Adoption of new and amended standards and interpretations had no material impact on the interim condensed consolidated financial statements.

IASB has issued a number of amended accounting standards (IFRS) and interpretations (IFRIC). The Group has assessed these accounting standards and interpretations, and does not anticipate the amended standards to have any material impact on either the Group’s figures or disclosures.

IFRS 18 Presentation and Disclosure in Financial Statements, which was issued in April 2024, becomes effective for reporting periods beginning on or after 1 January 2027 and thus has no impact on the Group’s interim condensed consolidated financial statements. The Group will assess the impact of these accounting standards on the Group’s figures and disclosures.

The Group has not early adopted any standard, interpretation or amendments that have been issued but are not yet effective.

2.3. Material accounting judgements, estimates and assumptions

The key assumptions concerning the future and other key sources of estimation uncertainty at the reporting date that involve a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are described below.

Note 2

Significant accounting policies

Continued from previous page

Income tax

As of the reporting date, no changes have been identified to the estimates since the release of the Annual Report 2023. Refer to Note 2.10 to the consolidated financial statements for 2023. Due to uncertainty with respect to future utilization of tax loss carry-forward, deferred tax assets have not been recognized.

As part of the Pillar Two Model Rules, the assessment remains unchanged from year-end 2023. The Group does not anticipate the new standards to have any material impact on either the Group’s figures or disclosures in 2024.

Purchase price allocation

As of the reporting date, no changes have been identified to the estimates and recognition since the release of Annual Report 2023. Adjustments may be applied to these amounts for a period of up to twelve months from the acquisition date in accordance with IFRS 3 (revised).

The following accounting judgements, estimates and assumptions, which Management deems to be material to the preparation of the interim condensed consolidated financial statements, are unchanged from year-end 2023:

●	Useful life of vessels
●	Impairment of non-financial assets
●	Identification of CGU for the purpose of goodwill impairment
●	Revenue recognition
●	Macroeconomic factors and climate risks

Refer to Note 2.26 to the consolidated financial statements for 2023.